Redeemable Convertible Preferred Stock and Stockholders’ Deficit (Details Narrative) - Gravitics Inc [Member] - USD ($)				2 Months Ended	12 Months Ended
	Mar. 06, 2026	Jan. 31, 2026	Dec. 31, 2025	Feb. 28, 2026	Dec. 31, 2024	Mar. 31, 2026	Jan. 31, 2024
Authorized shares of capital stock							25,853,696
Common stock, shares authorized			19,841,878		19,841,878	27,004,445	19,841,878
Preferred stock, shares authorized			6,011,819			10,184,163	6,011,819
Gross profit				$ 4,900,000
Preferred stock, shares outstanding			4,185,420			10,118,115
Liabilities			$ 10,100,000
Convertible promissory note liabilities			$ 5,739,000
Non cumulative dividends rate			6.00%			6.00%
Subscription liability			$ 1,650,000
Series AI [Member]
Authorized shares of capital stock						37,188,608
Common stock, shares authorized						27,004,445
Preferred stock, shares authorized						4,073,456
Series AI [Member] | SAFE Agreements [Member]
Conversion price per share		$ 4.89
Preferred stock, shares outstanding		1,373,131
Series AI [Member] | Merger Agreement [Member]
Conversion price per share	$ 4.89
Preferred stock, shares outstanding	122,744
Promissory notes and accrued interest,	$ 600,000
Series A-I Closing [Member]
Preferred stock, shares authorized						10,184,163
Series Seed I Preferred Stock [Member]
Preferred stock, shares authorized						1,442,006
Series AII [Member]
Preferred stock, shares authorized						738,035
Series AII [Member] | SAFE Agreements [Member]
Conversion price per share		$ 4.75
Preferred stock, shares outstanding		738,035
Series AIII [Member]
Preferred stock, shares authorized						1,121,204
Series AI Redeemable Convertible Preferred Stock [Member]
Preferred stock, shares issued		337,540	2,240,041
Conversion price per share		$ 4.89	$ 4.89
Gross proceeds		$ 1,700,000	$ 1,700,000	$ 10,900,000
Subscription liability						$ 0
Series A III Redeemable Convertible Preferred Stock [Member]
Conversion price per share			$ 4.60
Series A III Redeemable Convertible Preferred Stock [Member] | Merger Agreement [Member]
Conversion price per share	$ 4.60
Preferred stock, shares outstanding	1,121,204
Series A II Redeemable Convertible Preferred Stock [Member]
Conversion price per share			$ 4.75
Series Seed One [Member]
Preferred stock, shares authorized			3,202,357			1,442,006
Preferred stock, shares outstanding			1,375,958			1,375,958
Issuance of shares					132,097
Series Seed I Redeemable Convertible Preferred Stock [Member]
Conversion price per share			$ 6.25
Series Seed II Redeemable Convertible Preferred Stock [Member]
Conversion price per share			0.78
Series Seed III Redeemable Convertible Preferred Stock [Member]
Conversion price per share			$ 1.95